Property, Plant and Equipment - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Gross Carrying Amount [Member]
Property, Plant and Equipment:
Total acquisition	€ 2,378,000	€ 886,000
production line under construction	2,378,000	886,000
relating to investments	122,000
leasehold improvement	140,000
Tax Incentive Relating To Property Plant And Equipment.	122,000
Accumulated depreciation
Property, Plant and Equipment:
Depreciation charge	602,000	392,000
Laboratory equipment | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Total acquisition	141,000	420,000
production line under construction	141,000	420,000
leasehold improvement	140,000
Laboratory equipment | Accumulated depreciation
Property, Plant and Equipment:
Depreciation charge	297,000	170,000
Furniture and office equipment | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Total acquisition	127,000	255,000
production line under construction	127,000	255,000
Furniture and office equipment | Accumulated depreciation
Property, Plant and Equipment:
Depreciation charge	160,000	137,000
Leasehold improvement | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Total acquisition	55,000	184,000
production line under construction	55,000	184,000
leasehold improvement	600,000
Assets under construction | Gross Carrying Amount [Member]
Property, Plant and Equipment:
Total acquisition	2,055,000	27,000
production line under construction	2,055,000	€ 27,000
leasehold improvement	€ (718,000)